September 12, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BBH Trust (“Trust”)
BBH Select Series – Large Cap Fund
SEC File Nos. 811-21829 and 333-129342

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A, filed electronically on September 9, 2019.

Please contact the undersigned at (617) 772-1378, if you have any questions.

Very truly yours,
/s/ Brian J. Carroll
Brian J. Carroll
Assistant Secretary of the Trust